PROVISION FOR INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2012
Provision For Income Taxes Tables
Schedule of Deferred tax assets

As of September 30, 2012
Deferred tax assets:
Net Operating Loss	$(1,973,235)
tax rate	34%
Deferred Tax assets(liabilites) 2012	$615,886
Deferred Tax assets(liabilites) 2011	$367,420
Total Deferred tax assets	$983,306
Less Valuation allowance	$(983,306)
Net Deferred tax assets	$—

Schedule of Reconciliation of the differences between the statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory tax rate and the effective tax rate is:

As of September 30, 2012
Federal statutory tax rate	34%
Effective Tax Rate	34%
Valuation Allowance	-34%
Net Effective Tax Rate	0%